Offerings - Offering: 1	Sep. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.0001 par value per share, as represented by American Depositary Shares.
Amount Registered | shares	20,000,000,000
Proposed Maximum Offering Price per Unit	0.00153
Maximum Aggregate Offering Price	$ 30,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,225.86
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Class A ordinary shares, par value US$0.0001 per share, or Class A Ordinary Shares as represented by American Depositary Shares, or ADSs, registered hereby also include an indeterminate number of additional Class A Ordinary Shares to be issued as a result of share splits, stock dividends or similar transactions. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act The Registrant will not receive any proceeds from the sale of its ADSs by the selling shareholders. Consists of 20,000,000,000 Class A ordinary shares represented by 20,000,000 ADSs. All 20,000,000 ADSs are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-1.